Material Cybersecurity Incident Disclosure	12 Months Ended
Sep. 30, 2024
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Nature [Text Block]

The Company faces cybersecurity risks.

The Company’s information systems (including those of its subsidiaries and counterparties) are increasingly susceptible to the threat of continuously evolving cybersecurity risks. Unauthorized individuals may seek to gain access to these systems or information through fraudulent activities or other forms of deception. The Company’s operations rely, in part, on how effectively it and its counterparties safeguard networks, equipment, technology systems, and software from potential threats and damages. Failures in information systems or their components, depending on their nature and scope, could adversely impact the Company’s reputation, results of operations, and financial condition. There is no guarantee that the Company, its subsidiaries, or its counterparties will avoid such losses in the future. The Company’s exposure to these risks cannot be fully mitigated due to, among other factors, the dynamic and evolving nature of these threats. Consequently, the Company continues to prioritize the development and enhancement of controls, processes, and practices designed to protect systems, software, data, computers, and networks from unauthorized access, attacks, or damage. Despite these efforts, cybersecurity remains a critical area of focus.

We have not, as of the date of this report, experienced a cybersecurity threat or incident in the last three years, that materially affected or is reasonably likely to affect our business, results of operations, or financial condition. However, there can be no guarantee that we will not experience such an incident in the future.
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]	We have not, as of the date of this report, experienced a cybersecurity threat or incident in the last three years, that materially affected or is reasonably likely to affect our business, results of operations, or financial condition. However, there can be no guarantee that we will not experience such an incident in the future.